Segment Information (Geographical) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,200	$ 7,563
Property, Plant and Equipment, Net	26,168	24,376
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,712	5,310
Property, Plant and Equipment, Net	20,084	18,588
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,922	1,727
Property, Plant and Equipment, Net	5,068	4,878
Barbados
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	427	389
Property, Plant and Equipment, Net	645	576
The Bahamas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	139	137
Property, Plant and Equipment, Net	$ 371	$ 334